Consolidated Statements Of Changes In Shareholders' (Deficit)/ Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Beginning balance, Shares at Dec. 31, 2020 | shares			64,908,700	64,908,700
Beginning balance at Dec. 31, 2020	¥ (5,919,577)		¥ 1				¥ 151,657		¥ (22,961)		¥ (6,048,274)
Accretion of redeemable convertible preferred shares	(288,380)										(288,380)
Issuance of ordinary shares in connection with initial public offering, Shares | shares			6,372,528	6,372,528
Issuance of ordinary shares in connection with initial public offering	589,959						589,959
Automatic conversion of redeemable convertible preferred shares to ordinary shares upon initial public offering, Shares | shares			250,826,100	250,826,100
Automatic conversion of redeemable convertible preferred shares to ordinary shares upon initial public offering	12,628,087		¥ 3				12,628,084
Share-based compensation, Shares | shares			2,601,000	2,601,000
Share-based compensation	315,362						315,362
Repurchase of ordinary shares, Shares | shares					(109,944)	(109,944)
Repurchase of ordinary shares	(7,042)				¥ (7,042)
Net loss	(6,429,059)										(6,429,059)
Other comprehensive income (loss)	(161,281)								(161,281)
Ending balance, Shares at Dec. 31, 2021 | shares			324,708,328	324,708,328	(109,944)	(109,944)
Ending balance at Dec. 31, 2021	728,069		¥ 4		¥ (7,042)		13,685,062		(184,242)		(12,765,713)
Accretion of redeemable convertible preferred shares	(7,490)										(7,490)
Exercise of share-based awards, Shares | shares			294,622	294,622
Exercise of share-based awards	1,873						1,873
Share-based compensation	235,876						235,876
Repurchase of ordinary shares, Shares | shares					(406,717)	(406,717)
Repurchase of ordinary shares	(13,624)				¥ (13,624)
Net loss	(806,883)										(806,883)
Other comprehensive income (loss)	172,356								172,356
Ending balance, Shares at Dec. 31, 2022 | shares			325,002,950	325,002,950	(516,661)	(516,661)
Ending balance at Dec. 31, 2022	310,177		¥ 4		¥ (20,666)		13,922,811		(11,886)		(13,580,086)
Accretion of redeemable convertible preferred shares	(8,600)										(8,600)
Exercise of share-based awards, Shares | shares			1,317,744	1,317,744
Exercise of share-based awards	2,535						2,535
Share-based compensation	136,646						136,646
Net loss	(91,279)	$ (12,856)									(91,279)
Other comprehensive income (loss)	33,055								33,055
Ending balance, Shares at Dec. 31, 2023 | shares			326,320,694	326,320,694	(516,661)	(516,661)
Ending balance at Dec. 31, 2023	¥ 382,534	$ 53,879	¥ 4	$ 1	¥ (20,666)	$ (2,911)	¥ 14,061,992	$ 1,980,590	¥ 21,169	$ 2,982	¥ (13,679,965)	$ (1,926,783)